Commitments and contingencies (Details Narrative)	Dec. 22, 2023
Securities Purchase Agreement [Member] | Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of issuance of commitment amount	2.50%